Inventory	12 Months Ended
Sep. 30, 2021
Inventory
Inventory
5.	Inventory

	As at September 30,	As at September 30,
	2021	2020
Serialized	$2,369	$2,132
Non-serialized	6,922	4,366
Reserve for shrink and slow-moving	(38)	(83)
Total Inventory	$9,253	$6,415

The reserve for slow-moving inventory is included under cost of inventory sold in the condensed consolidated statement of income (loss) and comprehensive income (loss).